LEASES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
Right-of-use assets	$ 21	$ 18	$ 24
Additions to right-of-use assets	12	3
Depreciation, right-of-use assets	(11)	(9)
Transfers	2
Interest expense on lease liabilities	1	1
Expense relating to short-term leases for which recognition exemption has been used	3	3
Cash outflow for leases	$ 16	$ 14
Information about lessee's exposure arising from residual value guarantees	1 million	1 million
Land
Leases [Abstract]
Right-of-use assets	$ 3	$ 3	3
Additions to right-of-use assets	0	0
Depreciation, right-of-use assets	0	0
Transfers	0
Buildings
Leases [Abstract]
Right-of-use assets	4	3	4
Additions to right-of-use assets	1	0
Depreciation, right-of-use assets	0	(1)
Transfers	0
Production Equipment
Leases [Abstract]
Right-of-use assets	14	12	$ 17
Additions to right-of-use assets	11	3
Depreciation, right-of-use assets	(11)	$ (8)
Transfers	$ 2